SHARE BASED PAYMENTS (Details 1)	12 Months Ended
	Jun. 30, 2018 AUD ($) Share Year	Jun. 30, 2017 Share Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options	25,216,490	26,826,063
Weighted average remaining contractual life of options outstanding at end of period | Year	3.56	2.34
PBTAA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 25, 2013
Expiry Date	October 24, 2018
Exercise Price | $	$ 0.61
Share options	200,000	200,000
PBTAB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 3, 2014
Expiry Date	October 2, 2018
Exercise Price | $	$ 0.34
Share options	0	1,000,000
PBTAC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	June 26, 2013
Expiry Date	June 25, 2018
Exercise Price | $	$ 0.37
Share options	0	1,649,573
PBTAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	November 4, 2013
Expiry Date	November 3, 2018
Exercise Price | $	$ 0.73
Share options	200,000	360,000
PBTAE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	December 13, 2013
Expiry Date	December 11, 2018
Exercise Price | $	$ 1.04
Share options	1,200,000	1,200,000
PBTAF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 7, 2014
Expiry Date	February 5, 2019
Exercise Price | $	$ 1.12
Share options	100,000	100,000
PBTAG
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	April 7, 2014
Expiry Date	April 6, 2018
Exercise Price | $	$ 0.25
Share options	0	1,200,000
PBTAH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 19, 2015
Expiry Date	February 18, 2020
Exercise Price | $	$ 0.26
Share options	2,000,000	2,000,000
PBTAQ
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	December 12, 2012
Expiry Date	December 13, 2017
Exercise Price | $	$ 0.33
Share options	0	8,500,000
PBTAR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	May 27, 2015
Expiry Date	May 25, 2020
Exercise Price | $	$ 0.27
Share options	1,400,000	1,400,000
PBTAY
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	August 5, 2013
Expiry Date	August 4, 2018
Exercise Price | $	$ 0.66
Share options	306,490	306,490
PBTAZ
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 2, 2013
Expiry Date	October 1, 2018
Exercise Price | $	$ 0.66
Share options	360,000	360,000
PBTAS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	June 7, 2017
Expiry Date	June 6, 2022
Exercise Price | $	$ 0.07
Share options	7,350,000	8,550,000
PBTAAA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	18-Dec-17
Expiry Date	December 14, 2022
Exercise Price | $	$ 0.11
Share options	12,100,000	0